REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 7,785,180	$ 1,066,566	¥ 7,047,461	¥ 8,180,107
Public Cloud Service | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	5,007,251	685,991	4,381,741	5,360,282
Enterprise cloud services
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,777,777	380,554	2,663,993	2,816,976
Enterprise cloud services | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	537,323	73,613	580,741	711,466
Enterprise cloud services | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,240,454	306,941	2,083,252	2,105,510
Product and Service Other | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 152	$ 21	¥ 1,727	¥ 2,849